Mining and Income Taxation - Schedule of Estimated Amounts Available for Set-Off Against Future Income (Detail) R in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 ZAR (R)	Dec. 31, 2025 USD ($)	Oct. 14, 2025 shares	Dec. 31, 2024 ZAR (R)	Dec. 31, 2024 USD ($)
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Period that tax losses may be utilized (in years)	5 years
Norther Star shares
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Number of common shares sold (in shares) | shares					49,258,234
Damang | Deferred tax assets recognized
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Total tax losses	$ 4.2	$ 27.6
South African taxation
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure			R 6,116.1	$ 369.3		R 15,210.8	$ 807.4
Gross tax losses			1,187.9	71.7		1,258.9	66.8
Gross tax losses not recognised			0.0	0.0		54.0	2.9
International operations
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure				344.4			507.3
Gross tax losses				1,002.7			998.1
Gross tax losses not recognised				1,002.7			631.4
International operations | Osisko Mining Incorporated
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure				245.1			212.2
Gold Fields Operations Limited | South African taxation
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure			1,865.0	112.6		6,230.7	330.7
Gross tax losses			552.9	33.4		626.8	33.3
Gross tax losses not recognised			0.0	0.0		0.0	0.0
GFI Joint Venture Holdings (Pty) Ltd | South African taxation
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure			4,251.1	256.7		8,980.1	476.7
Gross tax losses			500.7	30.2		578.1	30.7
Gross tax losses not recognised			0.0	0.0		0.0	0.0
Gold Fields Group Services (Pty) Ltd | South African taxation
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure			0.0	0.0		0.0	0.0
Gross tax losses			134.3	8.1		0.0	0.0
Gross tax losses not recognised			0.0	0.0		0.0	0.0
Gold Fields Holdings Company Ltd | South African taxation
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure			0.0	0.0		0.0	0.0
Gross tax losses			0.0	0.0		54.0	2.9
Gross tax losses not recognised			R 0.0	0.0		R 54.0	2.9
Exploration entities
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Total tax losses	188.0	186.6
Exploration entities | Expiring between 1 and 2 years
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Total tax losses	1.9	1.1
Exploration entities | Expiring between 2 and 5 years
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Total tax losses	0.1	0.9
Exploration entities | Expiring between 5 and 10 years
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Total tax losses	0.0	0.0
Exploration entities | Expiring after 10 years
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Total tax losses	0.2	158.0
Exploration entities | No expiry
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Total tax losses	185.8	26.6
Exploration entities | International operations
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure				0.0			0.0
Gross tax losses				188.0			186.6
Gross tax losses not recognised				188.0			186.6
Minera Gold Fields Salares Norte | International operations
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure				344.4			507.3
Gross tax losses				0.0			366.7
Gross tax losses not recognised				0.0			0.0
Minera Gold Fields Salares Norte | International operations | No expiry
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Deductions available to be utilised against income tax	198.9
Minera Gold Fields Salares Norte | International operations | No expiry | Chile
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Special mining tax	145.5
Windfall Mining Group Inc. | International operations
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure				0.0			0.0
Gross tax losses				684.3			390.5
Gross tax losses not recognised				684.3			390.5
Windfall Mining Group Inc. | International operations | Expiring between 1 and 2 years
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross tax losses				8.8			0.0
Windfall Mining Group Inc. | International operations | Expiring between 2 and 5 years
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross tax losses				17.3			5.0
Windfall Mining Group Inc. | International operations | Expiring between 5 and 10 years
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross tax losses				26.3			29.4
Windfall Mining Group Inc. | International operations | Expiring after 10 years
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross tax losses				479.6			284.2
Windfall Mining Group Inc. | International operations | No expiry
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross tax losses				152.3			71.9
Abosso Goldfields Ltd | Expiring between 1 and 2 years
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Tax losses expiration value	0.0	32.6
Abosso Goldfields Ltd | Expiring between 2 and 5 years
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Tax losses expiration value	$ 11.0	$ 21.7
Abosso Goldfields Ltd | International operations
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure				0.0			0.0
Gross tax losses				4.2			27.6
Gross tax losses not recognised				4.2			27.6
Gold Fields Ghana Limited | International operations
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure				0.0			0.0
Gross tax losses				6.8			26.7
Gross tax losses not recognised				6.8			26.7
Gold Fields Australia Pty Ltd | International operations
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure				0.0			0.0
Gross tax losses				119.4			0.0
Gross tax losses not recognised				$ 119.4			$ 0.0